Revenue - Summary of Degradation of Revenue from Contracts with Customers (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 JPY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	¥ 48,635,998
Revenue from other sources	450,080
Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	48,635,998
Effect of transition to IFRSs [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	14,423,655
Segment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	63,509,733
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	47,406,519
All other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,229,479
Pepper Lunch (TM) [member] | Directory owned store [member] | Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	3,299,091
Pepper Lunch (TM) [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	5,061,177
Revenue from other sources	250,017
Pepper Lunch (TM) [member] | Franchises [member] | Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,762,086
Pepper Lunch (TM) [member] | Franchises [member] | Effect of transition to IFRSs [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	2,343,256
Pepper Lunch (TM) [member] | Segment revenue [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	7,654,450
Pepper Lunch (TM) [member] | Japan [member] | Directory owned store [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	3,299,091
Pepper Lunch (TM) [member] | Japan [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,381,275
Pepper Lunch (TM) [member] | All other countries [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	380,811
Ikinari! Steak (TM) [member] | Directory owned store [member] | Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	38,551,699
Ikinari! Steak (TM) [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	42,074,802
Revenue from other sources	200,063
Ikinari! Steak (TM) [member] | Franchises [member] | Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	3,523,103
Ikinari! Steak (TM) [member] | Franchises [member] | Effect of transition to IFRSs [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	11,857,008
Ikinari! Steak (TM) [member] | Segment revenue [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	54,131,873
Ikinari! Steak (TM) [member] | Japan [member] | Directory owned store [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	37,703,031
Ikinari! Steak (TM) [member] | Japan [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	3,523,103
Ikinari! Steak (TM) [member] | All other countries [member] | Directory owned store [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	848,668
Other Restaurants [member] | Directory owned store [member] | Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,234,493
Other Restaurants [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,290,526
Other Restaurants [member] | Franchises [member] | Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	56,033
Other Restaurants [member] | Franchises [member] | Effect of transition to IFRSs [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	223,391
Other Restaurants [member] | Segment revenue [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,513,917
Other Restaurants [member] | Japan [member] | Directory owned store [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	1,234,493
Other Restaurants [member] | Japan [member] | Franchises [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	56,033
Own-brand product [member] | Directory owned store [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	209,493
Own-brand product [member] | Directory owned store [member] | Previous GAAP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	209,493
Own-brand product [member] | Segment revenue [member] | Directory owned store [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	209,493
Own-brand product [member] | Japan [member] | Directory owned store [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	¥ 209,493